Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (6,871)	$ (1,804)	$ (7,232)	$ (11,706)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	14	59	74	279
Share-based compensation	872	1,116	1,927	2,305
Amortization of operating lease right-of-use assets	281	270	548	513
Noncash interest expense	714		39
Loss on settlement of convertible notes	144
Other income (see Note 2)	(200)	(3,556)	(3,556)
Amortization of debt discount	133
Change in fair value of forward purchase agreement asset	23		339
Change in fair value of SEPA put rights asset	175		312
Change in fair value of embedded derivative liability	623		11
Gain on extinguishment of accrued liabilities			(173)
Changes in operating assets and liabilities:
Accounts receivable	(19)	(31)	(235)	1,942
Prepaid expenses and other current assets	(392)	(91)	(98)	84
Note receivable				4
Accounts payable	1,328	(39)	(860)	(743)
Accrued expenses	317	136	383	484
Income taxes payable	59		57
Deferred revenue				(64)
Operating lease liability	(306)	(278)	(566)	(500)
Net cash used in operating activities	(3,105)	(4,218)	(9,030)	(7,402)
Cash Flows from Investing Activities:
Purchase of property and equipment				(48)
Cash Flows from Financing Activities:
Proceeds from settlement of Forward Purchase Agreement	132
Proceeds from issuances of debt	1,840	3,798
Proceeds from issuance of Note payable	553
Payments on Note payable	(383)
Net proceeds from the Merger			490
Net proceeds from PIPE financing			10,361
Cash transferred into escrow pursuant to Forward Purchase Agreement			(1,134)
Proceeds from issuance of notes payable - related party			5,883	1,442
Payment of notes payable - related party			(5,735)
Proceeds from issuance of Convertible Notes, net of issuance costs			2,755
Payment of offering costs		(222)	(1,442)	(371)
Repayment of finance lease liabilities		(17)	(17)	(222)
Net cash provided by financing activities	2,142	3,559	11,161	849
Net change in cash and restricted cash	(963)	(659)	2,131	(6,601)
Cash and restricted cash - beginning of period	2,992	861	861	7,462
Cash and restricted cash - end of period	2,029	202	2,992	861
Supplemental disclosure of cash flow information and non-cash transactions:
Interest paid	19	1	1	16
Offering costs included in accounts payable			436	507
Fair value of common stock issued for services	161
Common stock issued in settlement of convertible notes and embedded derivative liability	3,693
Deferred offering costs included in accounts payable		364
Reclassification of residual value guarantees under finance lease to accrued expense		113	113
Settlement of bonus accrual through notes payable - related parties				300
ACAB liabilities assumed in the Merger, net			6,585
Conversion of notes payable-related parties into common stock of New Abpro			2,000
Conversion of pre-merger preferred stock of Abpro into common stock of New Abpro			75,563
SEPA commitment fee paid in common stock shares			327
As reported within the unaudited condensed consolidated balance sheets:
Cash	2,014	63	2,850	723
Restricted cash	15	139	142	138
Total cash and restricted cash as presented in the balance sheet	$ 2,029	$ 202	$ 2,992	$ 861